Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2025	$ 401
2025/2026	332	$ 547
2026/2027	87	324
2027/2028	1	79
2028/2029	0	0
2029		0
Thereafter	0
Thereafter		0
Intangible assets, Net	$ 821	$ 950	$ 1,584